SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS AT FAIR VALUE ON A RECURRING BASIS

	Total	Level 1	Level 2	Level 3
December 31, 2022:
Derivative liabilities	$1,233,679	$-	$-	$1,233,679

Total liabilities measured at fair value	$1,233,679	$-	$-	$1,233,679

June 30, 2023:
Derivative liabilities	$147,307	$-	$-	$147,307

Total liabilities measured at fair value	$147,307	$-	$-	$147,307

	Total	Level 1	Level 2	Level 3
December 31, 2022:
Derivative liabilities	$1,233,679	$-	$-	$1,233,679

Total liabilities measured at fair value	$1,233,679	$-	$-	$1,233,679

December 31, 2021:
Derivative liabilities	$5,925,214	$-	$-	$5,925,214

Total liabilities measured at fair value	$5,925,214	$-	$-	$5,925,214

SCHEDULE OF ACTIVITY IN ITS DERIVATIVE LIABILITIES ACCOUNT

During the six months ended June 30, 2023, the Company had the following activity in its derivative liabilities account:

	Convertible Notes Payable	Stock Options	Total

Derivative liabilities as of December 31, 2022	$740,157	$493,522	$1,233,679

Addition to liabilities for new debt/shares issued	-	-	-
Elimination of liabilities in debt conversions	(30,758)	-	(30,758)
Change in fair value	(562,092)	(493,522)	(1,055,614)

Derivative liabilities as of June 30, 2023	$147,307	$-	$147,307

	Convertible Notes Payable	Series B Preferred Stock	Stock Options	Total

Derivative liabilities as of December 31, 2020	$3,368,619	$4,137,413	$3,776,059	$11,282,091
Addition to liability for new issuances	2,671,728	-	4,725,180	7,396,908
Elimination of liability on conversion to common shares	(3,774,269)	-	-	(3,774,269)
Change in fair value	(753,742)	(4,137,413)	(4,088,361)	(8,979,516)

Derivative liabilities as of December 31, 2021	1,512,336	-	4,412,878	5,925,214
Addition to liabilities for new issuances	135,012	-	545,462	680,474
Elimination of liabilities in debt conversions	(263,780)	-	-	(263,780)
Change in fair value	(643,411)	-	(4,464,818)	(5,108,229)

Derivative liabilities as of December 31, 2022	$740,157	$-	$493,522	$1,233,679

SCHEDULE OF BASIC WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING

Basic weighted average number of common shares outstanding is reconciled to diluted weighted average number of common shares outstanding as follows:

	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022

Basic weighted average number of shares	371,466,210	337,081,707
Dilutive effect of:
Series B preferred stock	949,400,000	949,400,000
Series E preferred stock	2,503,333,333	2,503,333,333
Convertible notes payable	196,946,452	196,946,452

Diluted weighted average number of shares	4,021,145,995	3,986,761,492

Basic weighted average number of common shares outstanding is reconciled to diluted weighted average number of common shares outstanding as follows:

	Years Ended December 31,
	2022	2021

Basic weighted average number of shares	433,143,911	195,725,543
Dilutive effect of:
Series B preferred stock	949,400,000	-
Series E preferred stock	2,706,666,667	-
Convertible notes payable	247,997,718	-

Diluted weighted average number of shares	4,337,208,296	195,725,543

SCHEDULE OF DERIVATIVE LIABILITY

The significant assumptions used in the valuation of the derivative liabilities as of June 30, 2023 are as follows:

Expected life	0.50 – 2.51 years
Risk free interest rates	4.49% - 5.47%
Expected volatility	192% - 253%

The significant assumptions used in the valuation of the derivative liabilities recorded upon issuance of the February 2022 non-qualified stock options are as follows:

Expected life	4.31 to 5.77 years
Risk free interest rates	2.41% - 2.42%
Expected volatility	287.2% – 313.6%

SCHEDULE OF BASIC NET LOSS PER SHARE IS THE SAME AS DILUTED NET LOSS PER SHARE

For the three and six months ended June 30, 2023, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share; therefore, basic net loss per share is the same as diluted net loss per share. Potential dilutive securities were as follows:

	Three Months Ended June 30, 2023	Six Months Ended June 30, 2023

Series B preferred stock	949,400,000	949,400,000
Series E preferred stock	2,948,000,000	2,948,000,000
Convertible notes payable	199,546,350	196,546,350

Total	4,093,946,350	4,093,946,350